UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

COMMERCE CORE EQUITY FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Commercial Services – 3.9%
17,160	Moody’s Corp.	$941,741
24,970	Omnicom Group, Inc.	2,210,094
54,625	Robert Half International, Inc.	1,767,665
55,850	The McGraw-Hill Cos., Inc.	3,144,355

		8,063,855

Communications – 2.1%
41,500	Crown Castle International Corp.*	1,462,045
86,920	Verizon Communications, Inc.	2,939,634

		4,401,679

Consumer Durables – 1.2%
107,865	Leggett & Platt, Inc.	2,461,479

Consumer Non-Durables – 2.5%
91,050	Procter & Gamble Co.	5,117,010

Consumer Services – 4.2%
19,870	Carnival Corp.	774,135
70,725	eBay, Inc.*	1,702,351
130,020	McDonald’s Corp.	4,601,408
76,256	News Corp.	1,467,165

		8,545,059

Distribution Services – 1.3%
50,785	McKesson Corp.	2,559,056

Electronic Technology – 7.9%
9,010	Apple Computer, Inc.*	612,320
228,615	Cisco Systems, Inc.*	4,080,778
315,025	EMC Corp.*	3,197,504
55,295	Linear Technology Corp.	1,788,793
119,490	National Semiconductor Corp.	2,779,337
44,890	QUALCOMM, Inc.	1,582,821
74,920	Texas Instruments, Inc.	2,231,118

		16,272,671

Energy Minerals – 9.3%
34,310	ChevronTexaco Corp.	2,256,912
78,815	ConocoPhillips	5,409,861
166,900	Exxon Mobil Corp.	11,305,806

		18,972,579

Finance – 25.8%
48,230	AFLAC, Inc.	2,128,872
29,520	American International Group, Inc.	1,790,978
34,985	Assurant, Inc.	1,685,228
55,480	Bank of America Corp.	2,858,884
25,385	Capital One Financial Corp.	1,963,530
82,810	CIT Group, Inc.	3,801,807
109,280	Citigroup, Inc.	5,279,317
11,145	Franklin Resources, Inc.	1,019,210
52,160	Freddie Mac	3,017,978
50,285	J.P. Morgan Chase & Co.	2,294,002
14,897	Legg Mason, Inc.	1,243,453
76,645	Lehman Brothers Holdings, Inc.	4,978,093
55,290	Lincoln National Corp.	3,133,837
52,445	Merrill Lynch & Co., Inc.	3,819,045
38,705	Principal Financial Group, Inc.	2,090,070
108,065	U.S. Bancorp	3,458,080
64,680	Wachovia Corp.	3,468,788
40,680	Wells Fargo & Co.	2,942,791
23,160	Zions Bancorp.	1,902,362

		52,876,325

Shares	Description	Value
Common Stocks – (continued)
Health Services – 5.4%
134,765	Aetna, Inc.	$4,243,750
57,025	Community Health Systems, Inc.*	2,067,727
45,485	Quest Diagnostics, Inc.	2,734,558
41,740	UnitedHealth Group, Inc.	1,996,424

		11,042,459

Health Technology – 6.1%
24,795	Abbott Laboratories	1,184,457
33,955	Amgen, Inc.*	2,368,022
52,475	Johnson & Johnson	3,282,311
41,475	Medtronic, Inc.	2,095,317
105,650	Pfizer, Inc.	2,745,844
12,475	Zimmer Holdings, Inc.*	788,919

		12,464,870

Industrial Services – 0.7%
18,210	Baker Hughes, Inc.	1,455,890

Non-Energy Minerals – 1.2%
19,860	Freeport-McMoRan Copper & Gold, Inc.	1,083,562
25,065	Nucor Corp.	1,332,706

		2,416,268

Producer Manufacturing – 10.0%
36,010	3M Co.	2,535,104
35,755	Caterpillar, Inc.	2,533,957
78,380	Danaher Corp.	5,110,376
212,295	General Electric Co.	6,939,923
94,095	Ingersoll-Rand Co.	3,368,601

		20,487,961

Retail Trade – 3.7%
122,615	CVS Corp.	4,011,963
15,020	JC Penney Co., Inc.	945,659
58,585	Wal-Mart Stores, Inc.	2,607,033

		7,564,655

Technology Services – 9.0%
79,900	BEA Systems, Inc.*	938,026
3,545	Google, Inc.*	1,370,497
99,455	Intuit, Inc.*	3,070,176
271,445	Microsoft Corp.	6,522,823
432,775	Oracle Corp.*	6,478,642

		18,380,164

Transportation – 1.5%
29,815	FedEx Corp.	3,121,929

Utilities – 2.7%
33,785	Consolidated Edison, Inc.	1,583,503
53,870	DTE Energy Co.	2,279,778
21,485	Entergy Corp.	1,656,494

		5,519,775

TOTAL COMMON STOCKS		$201,723,684

Exchange Traded Fund – 1.2%
19,500	SPDR Trust Series 1	$2,493,075

COMMERCE CORE EQUITY FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

TOTAL INVESTMENTS – 99.7%	$204,216,759
Other assets in excess of liabilities – 0.3%	536,991

Net Assets – 100.0%	$204,753,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

COMMERCE CORE EQUITY FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$174,495,992
Gross unrealized gain	39,418,611
Gross unrealized loss	(9,697,844)
Net unrealized security gain	$29,720,767

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Commercial Services – 4.6%
41,000	Moody’s Corp.	$ 2,250,080
23,500	Robert Half International, Inc.	760,460
62,600	The McGraw-Hill Cos., Inc.	3,524,380

		6,534,920

Communications – 0.8%
33,000	Crown Castle International Corp.*	1,162,590

Consumer Durables – 0.9%
18,900	Black & Decker Corp.	1,332,639

Consumer Non-Durables – 3.0%
40,300	PepsiCo, Inc.	2,554,214
31,000	Procter & Gamble Co.	1,742,200

		4,296,414

Consumer Services – 5.4%
45,200	Choice Hotels International, Inc.	1,926,424
34,500	eBay, Inc.*	830,415
92,200	EchoStar Communications Corp.*	3,231,610
51,900	Starbucks Corp.*	1,778,094

		7,766,543

Distribution Services – 3.5%
56,700	McKesson Corp.	2,857,113
34,000	W.W. Grainger, Inc.	2,111,060

		4,968,173

Electronic Technology – 15.6%
9,400	Apple Computer, Inc.*	638,824
49,900	Boeing Co.	3,863,258
294,700	Cisco Systems, Inc.*	5,260,395
57,100	EMC Corp.*	579,565
34,400	L-3 Communications Holdings, Inc.	2,533,560
24,700	Maxim Integrated Products, Inc.	725,686
94,100	Motorola, Inc.	2,141,716
28,000	National Semiconductor Corp.	651,280
43,800	NVIDIA Corp.*	969,294
41,200	QUALCOMM, Inc.	1,452,712
25,400	Rockwell Collins, Inc.	1,355,598
71,300	Texas Instruments, Inc.	2,123,314

		22,295,202

Finance – 12.1%
66,800	American Express Co.	3,477,608
13,860	Ameriprise Financial, Inc.	618,156
30,200	Franklin Resources, Inc.	2,761,790
6,300	Legg Mason, Inc.	525,861
36,800	Mellon Financial Corp.	1,288,000
10,800	Prudential Financial, Inc.	849,312
98,900	Synovus Financial Corp.	2,794,914
49,200	T. Rowe Price Group, Inc.	2,032,452
37,300	U.S. Bancorp	1,193,600
25,800	Wells Fargo & Co.	1,866,372

		17,408,065

Health Services – 9.1%
56,400	Caremark Rx, Inc.	2,977,920
49,000	IMS Health, Inc.	1,344,560
37,400	Quest Diagnostics, Inc.	2,248,488
73,400	UnitedHealth Group, Inc.	3,510,722
39,300	WellPoint, Inc.*	2,927,850

		13,009,540

Health Technology – 10.0%
7,300	Allergan, Inc.	787,305

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
43,100	Becton, Dickinson & Co.	$ 2,841,152
29,600	Biotech HOLDRs Trust	5,273,240
6,200	C. R. Bard, Inc.	440,014
70,200	Johnson & Johnson	4,391,010
13,300	Stryker Corp.	605,283

		14,338,004

Industrial Services – 0.3%
5,900	Baker Hughes, Inc.	471,705

Non-Energy Minerals – 0.6%
10,300	Phelps Dodge Corp.	899,602

Process Industries – 2.7%
67,400	Ecolab, Inc.	2,902,918
26,800	The Dow Chemical Co.	926,744

		3,829,662

Producer Manufacturing – 6.5%
20,800	Caterpillar, Inc.	1,474,096
23,700	Danaher Corp.	1,545,240
118,700	General Electric Co.	3,880,303
53,600	Illinois Tool Works, Inc.	2,451,128

		9,350,767

Retail Trade – 4.1%
38,300	Kohl’s Corp.*	2,168,929
46,800	Lowe’s Companies, Inc.	1,326,780
47,800	Nordstrom, Inc.	1,639,540
18,300	Wal-Mart Stores, Inc.	814,350

		5,949,599

Technology Services – 19.0%
86,700	Adobe Systems, Inc.*	2,471,817
64,100	Akamai Technologies, Inc.*	2,540,283
57,500	Fair Isaac Corp.	1,942,350
5,200	Google, Inc.*	2,010,320
26,300	International Business Machines Corp.	2,035,883
34,600	Intuit, Inc.*	1,068,102
313,200	Microsoft Corp.	7,526,196
270,000	Oracle Corp.*	4,041,900
31,500	Salesforce.com, Inc.*	809,550
49,300	VeriSign, Inc.*	883,949
68,500	Yahoo!, Inc.*	1,859,090

		27,189,440

Utilities – 0.7%
15,400	TXU Corp.	989,142

TOTAL COMMON STOCKS		$141,792,007

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.2%
State Street Bank & Trust Co.
$ 1,682,000	4.77%	08/01/2006	$1,682,000
Maturity Value: $1,682,223

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

TOTAL INVESTMENTS –100.1%	$143,474,007
Liabilities in excess of other assets – (0.1)%	(199,182)

Net Assets – 100.0%	$143,274,825

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-incomeproducing security.
(a)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $1,500,000 U.S. Treasury Bond, 6.25%, due 08/15/2023 with a market value of $1,720,647.

Investment Abbreviation:
HOLDRs—Holding Company Depositary Receipts

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$125,303,316
Gross unrealized gain	25,126,920
Gross unrealized loss	(6,956,229)
Net unrealized security gain	$18,170,691

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Communications – 5.8%
14,200	American Tower Corp.*	$ 479,960
89,500	AT&T, Inc.	2,684,117
14,400	CenturyTel, Inc.	555,408
20,500	Crown Castle International Corp.*	722,215
63,100	Verizon Communications, Inc.	2,134,042

		6,575,742

Consumer Durables – 0.4%
18,250	Mattel, Inc.	329,230
4,000	Ryland Group, Inc.	163,400

		492,630

Consumer Non-Durables – 3.6%
17,850	Altria Group, Inc.	1,427,465
14,000	ConAgra Foods, Inc.	301,000
8,400	Hormel Foods Corp.	316,932
11,100	Kellogg Co.	534,687
13,400	Procter & Gamble Co.	753,080
17,300	The Coca-Cola Co.	769,850

		4,103,014

Consumer Services – 2.9%
44,850	CBS Corp. Class B	1,230,236
6,300	Starwood Hotels & Resorts Worldwide, Inc.	331,254
93,400	The ServiceMaster Co.	961,086
25,300	The Walt Disney Co.	751,157

		3,273,733

Distribution Services – 1.5%
22,700	Genuine Parts Co.	945,228
15,800	McKesson Corp.	796,162

		1,741,390

Electronic Technology – 5.5%
14,000	Comverse Technology, Inc.*	271,320
27,000	EMC Corp.*	274,050
21,750	Freescale Semiconductor, Inc.*	620,310
14,400	General Dynamics Corp.	965,088
9,200	Harris Corp.	419,060
66,800	Hewlett-Packard Co.	2,131,588
3,300	L-3 Communications Holdings, Inc.	243,045
8,100	Lockheed Martin Corp.	645,408
13,800	Motorola, Inc.	314,088
8,100	NCR Corp.*	260,334
18,250	Tellabs, Inc.*	171,550

		6,315,841

Energy Minerals – 15.1%
57,400	ChevronTexaco Corp.	3,775,772
29,213	ConocoPhillips	2,005,180
4,200	Devon Energy Corp.	271,488
135,000	Exxon Mobil Corp.	9,144,900
5,350	Marathon Oil Corp.	484,924
8,550	Occidental Petroleum Corp.	921,263
8,200	Valero Energy Corp.	552,926

		17,156,453

Finance – 38.7%
11,600	American International Group, Inc.	703,772
67,100	AmSouth Bancorp.	1,923,086
11,000	Aon Corp.	376,530
15,250	Assurant, Inc.	734,592
56,774	Bank of America Corp.	2,925,564
6,000	Chubb Corp.	302,520
21,300	CIT Group, Inc.	977,883

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
42,000	Citigroup, Inc.	$ 2,029,020
8,700	Comerica, Inc.	509,385
9,100	Countrywide Financial Corp.	326,053
4,400	Franklin Resources, Inc.	402,380
4,000	Hartford Financial Services Group, Inc.	339,360
43,600	J.P. Morgan Chase & Co.	1,989,032
12,500	Janus Capital Group, Inc.	202,375
25,000	Lehman Brothers Holdings, Inc.	1,623,750
51,400	Lincoln National Corp.	2,913,352
8,250	Loews Corp.	305,745
6,500	M&T Bank Corp.	792,480
19,600	Marshall & Ilsley Corp.	920,612
51,800	Mellon Financial Corp.	1,813,000
13,100	Merrill Lynch & Co., Inc.	953,942
21,000	MetLife, Inc.	1,092,000
54,500	Morgan Stanley & Co., Inc.	3,624,250
11,100	PNC Financial Services Group, Inc.	786,324
15,500	Principal Financial Group, Inc.	837,000
14,000	Prudential Financial, Inc.	1,100,960
40,600	Regions Financial Corp.	1,473,374
13,700	The Bear Stearns Cos., Inc.	1,943,619
11,400	The Progressive Thornburg Corp.	275,766
6,700	The St. Paul Travelers Cos., Inc.	306,860
10,000	Thornburg Mortgage, Inc.	256,000
16,500	Trustmark Corp.	523,215
63,045	U.S. Bancorp	2,017,440
10,850	Wachovia Corp.	581,886
20,500	Washington Mutual, Inc.	916,350
40,700	Wells Fargo & Co.	2,944,238
28,000	Zions Bancorp.	2,299,920

		44,043,635

Health Services – 1.8%
16,000	Aetna, Inc.	503,840
16,000	Caremark Rx, Inc.	844,800
8,800	WellPoint, Inc.*	655,600

		2,004,240

Health Technology – 5.7%
13,000	Biogen Idec, Inc.*	547,560
27,650	Merck & Co., Inc.	1,113,465
13,800	PerkinElmer, Inc.	248,814
174,900	Pfizer, Inc.	4,545,651

		6,455,490

Industrial Services – 0.2%
5,600	Cameron International Corp.*	282,296

Non-Energy Minerals – 1.0%
12,000	Nucor Corp.	638,040
5,400	Phelps Dodge Corp.	471,636

		1,109,676

Process Industries – 0.5%
3,700	Praxair, Inc.	202,908
12,350	The Dow Chemical Co.	427,063

		629,971

Producer Manufacturing – 4.2%
7,400	Eaton Corp.	474,340
56,000	General Electric Co.	1,830,640
7,500	Honeywell International, Inc.	290,250
23,800	Illinois Tool Works, Inc.	1,088,374
18,500	Masco Corp.	494,505
7,800	Parker Hannifin Corp.	563,472

		4,741,581

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 0.9%
9,200	AutoNation, Inc.*	$181,240
13,100	Claire’s Stores, Inc.	327,893
8,000	JC Penney Co., Inc.	503,680

		1,012,813

Technology Services – 2.8%
44,250	BEA Systems, Inc.*	519,495
69,300	BMC Software, Inc.*	1,623,006
14,400	CA, Inc.	301,824
12,750	Electronic Data Systems Corp.	304,725
12,400	Fair Isaac Corp.	418,872

		3,167,922

Utilities – 7.3%
76,500	DTE Energy Co.	3,237,480
98,900	Duke Energy Corp.	2,998,648
10,600	FirstEnergy Corp.	593,600
9,300	PG&E Corp.	387,624
31,500	The Southern Co.	1,064,070

		8,281,422

TOTAL COMMON STOCKS		$111,387,849

Exchange Traded Fund – 1.6%
25,000	iShares Russell 1000 Value Index Fund	$1,867,250

TOTAL INVESTMENTS – 99.5%		$113,255,099
Other assets in excess of liabilities – 0.5%		591,450

Net Assets – 100.0%		$113,846,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$93,317,961
Gross unrealized gain	21,601,270
Gross unrealized loss	(1,664,132)
Net unrealized security gain	$19,937,138

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Commercial Services – 9.2%
14,470	Corporate Executive Board Co.	$ 1,360,180
11,100	Dun & Bradstreet Corp.*	740,592
27,640	Equifax, Inc.	892,219
33,685	Harte-Hanks, Inc.	821,577
41,998	Moody’s Corp.	2,304,851
42,820	Robert Half International, Inc.	1,385,655

		7,505,074

Communications – 2.6%
26,100	American Tower Corp.*	882,180
13,100	Crown Castle International Corp.*	461,513
8,945	Telephone & Data Systems, Inc.	365,492
8,945	Telephone & Data Systems, Inc. Special Shares	355,564

		2,064,749

Consumer Durables – 1.1%
30,700	Mattel, Inc.	553,828
13,710	Toll Brothers, Inc.*	350,565

		904,393

Consumer Non-Durables – 1.3%
12,080	Church & Dwight Co., Inc.	440,920
20,160	Coach, Inc.*	578,794

		1,019,714

Consumer Services – 7.6%
35,710	Choice Hotels International, Inc.	1,521,960
75,200	EchoStar Communications Corp.*	2,635,760
18,340	GTECH Holdings Corp.	617,875
135,965	The ServiceMaster Co.	1,399,080

		6,174,675

Distribution Services – 2.2%
34,670	McKesson Corp.	1,747,021

Electronic Technology – 14.7%
13,600	Advanced Micro Devices, Inc.*	263,704
9,615	Alliant Techsystems, Inc.*	770,546
19,020	Broadcom Corp.*	456,290
26,800	Comverse Technology, Inc.*	519,384
15,090	Harris Corp.	687,350
12,646	L-3 Communications Holdings, Inc.	931,378
27,410	Linear Technology Corp.	886,713
13,900	Maxim Integrated Products, Inc.	408,382
53,890	Microchip Technology, Inc.	1,738,491
64,055	National Semiconductor Corp.	1,489,919
45,270	NCR Corp.*	1,454,978
47,500	NVIDIA Corp.*	1,051,175
23,465	Rockwell Collins, Inc.	1,252,327

		11,910,637

Energy Minerals – 3.5%
29,940	CONSOL Energy, Inc.	1,232,330
16,980	EOG Resources, Inc.	1,259,067
4,990	Sunoco, Inc.	347,005

		2,838,402

Finance – 11.6%
1,395	Chicago Merchantile Exchange Holdings, Inc.	643,374
60,295	Eaton Vance Corp.	1,492,904
24,628	Federated Investors, Inc., Class B	763,715
9,200	Legg Mason, Inc.	767,924
58,430	Mellon Financial Corp.	2,045,050
23,300	Northern Trust Corp.	1,330,430

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
57,710	T. Rowe Price Group, Inc.	$ 2,384,000

		9,427,397

Health Services – 8.3%
10,780	Cerner Corp.*	436,374
9,465	Coventry Health Care, Inc.*	498,806
10,000	Express Scripts, Inc.*	770,300
5,980	Humana, Inc.*	334,461
80,440	IMS Health, Inc.	2,207,274
7,620	Quest Diagnostics, Inc.	458,114
24,246	Stericycle, Inc.*	1,628,846
5,789	WellPoint, Inc.*	431,281

		6,765,456

Health Technology – 5.8%
8,070	Allergan, Inc.	870,349
8,980	C. R. Bard, Inc.	637,310
12,800	Cephalon, Inc.*	841,472
12,120	IDEXX Laboratories, Inc.*	1,072,620
6,768	Invitrogen Corp.*	418,195
10,060	ResMed Inc.*	466,885
10,700	Respironics, Inc.*	380,706

		4,687,537

Industrial Services – 1.3%
10,293	Jacobs Engineering Group, Inc.*	854,216
7,895	Pride International, Inc.*	235,824

		1,090,040

Non-Energy Minerals – 1.0%
15,430	Freeport-McMoRan Copper & Gold, Inc.	841,861

Process Industries – 4.4%
57,992	Ecolab, Inc.	2,497,715
14,515	Pactiv Corp.*	355,763
10,618	Sigma-Aldrich Corp.	737,951

		3,591,429

Producer Manufacturing – 3.7%
37,170	Graco, Inc.	1,460,409
7,178	ITT Industries, Inc.	362,848
16,800	Parker Hannifin Corp.	1,213,632

		3,036,889

Retail Trade – 4.5%
15,500	American Eagle Outfitters, Inc.	509,330
12,000	Bed Bath & Beyond, Inc.*	401,760
24,800	JC Penney Co., Inc.	1,561,408
25,160	Nordstrom, Inc.	862,988
8,585	Williams-Sonoma, Inc.	273,003

		3,608,489

Technology Services – 13.1%
38,375	Adobe Systems, Inc.*	1,094,071
48,715	Akamai Technologies, Inc.*	1,930,576
38,800	Autodesk, Inc.*	1,323,468
136,240	BEA Systems, Inc.*	1,599,458
11,704	Citrix Systems, Inc.*	371,836
16,690	Fair Isaac Corp.	563,788
45,760	Paychex, Inc.	1,564,077
25,660	Salesforce.com, Inc.*	659,462

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
86,955	VeriSign, Inc.*	$ 1,559,103

		10,665,839

TOTAL COMMON STOCKS		$77,879,602

Exchange Traded Fund – 4.0%
35,260	iShares Russell Midcap Growth Index Fund	$3,257,319

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.2%
State Street Bank & Trust Co.
$184,000	4.77%	08/01/2006	$ 184,000
Maturity Value: $184,024

TOTAL INVESTMENTS – 100.1%			$81,320,921
Liabilities in excess of other assets – (0.1)%			(95,031)

Net Assets – 100.0%			$81,225,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $165,000 U.S Treasury Bond, 6.25%, due 8/15/2023 with a market value of $189,271.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$73,652,872
Gross unrealized gain	10,854,347
Gross unrealized loss	(3,186,298)
Net unrealized security gain	$7,668,049

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Australian Dollar – 0.9%
40,300	Macquarie Airports (Transportation Infrastructure)	$ 95,116
38,200	QBE Insurance Group Ltd. (Insurance)	645,462

740,578

Brazilian Real – 1.7%
4,050	Braskem SA (Chemicals)	42,484
12,800	Cia Vale do Rio Doce ADR (Metals & Mining)	296,960
10,200	Gerdau SA (Metals & Mining)	158,814
7,800	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	716,664
2,000	Unibanco - Uniao de Bancos Brasileiros SA ADR* (Commercial Banks)	138,740

		1,353,662

Britain Pound Sterling – 18.8%
7,300	AstraZeneca PLC (Pharmaceuticals)	445,774
51,124	Aviva PLC (Insurance)	685,687
76,700	BAE Systems PLC (Aerospace & Defense)	511,852
62,861	Barclays PLC (Commercial Banks)	737,425
33,435	BG Group PLC (Oil, Gas & Consumable Fuels)	449,687
42,384	BHP Billiton PLC (Metals & Mining)	802,817
16,200	BP PLC (Oil, Gas & Consumable Fuels)	195,187
54,345	British American Tobacco PLC (Tobacco)	1,464,882
10,000	Enterprise Inns PLC (Hotels Restaurant & Leisure)	181,570
125,140	Friends Provident PLC (Insurance)	425,446
40,100	HBOS PLC (Commercial Banks)	729,967
32,200	International Power PLC (Independent Power Producers)	177,140
80,000	J Sainsbury PLC (Food & Staples Retailing)	526,029
9,314	Man Group PLC* (Capital Markets)	426,960
61,787	Marks & Spencer Group PLC (Multiline Retail)	688,469
6,694	Persimmon PLC (Household Durables)	160,056
44,156	Prudential PLC (Insurance)	463,969
20,960	Punch Taverns PLC (Hotels Restaurant & Leisure)	344,549
22,402	Rio Tinto PLC (Metals & Mining)	1,157,068
131,950	Royal & Sun Alliance Insurance Group (Insurance)	329,670
28,063	Royal Bank of Scotland Group PLC (Commercial Banks)	913,186
6,100	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	215,608
26,457	SABMiller PLC (Beverages)	531,283
15,677	Standard Chartered PLC (Commercial Banks)	396,514
238,000	Vodafone Group PLC (Wireless Telecommunication Services)	516,829
16,954	WPP Group PLC (Media)	200,630
30,161	Xstrata PLC (Metals & Mining)	1,294,147

		14,972,401

Canadian Dollar – 1.8%
6,000	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	318,636

Shares	Description	Value
Common Stocks – (continued)
Canadian Dollar – (continued)
6,000	Nexen, Inc. (Oil, Gas & Consumable Fuels)	$ 350,976
6,600	Teck Cominco Ltd. Class B (Metals & Mining)	436,812
7,300	Telus Corp. (Diversified Telecommunication)	306,784

		1,413,208

Euro – 33.8%
Austria – 0.5%
3,300	OMV AG (Oil, Gas & Consumable Fuels)	202,424
1,400	Voestalpine AG (Metals & Mining)	206,842

		409,266

Belgium – 0.4%
5,800	Fortis (Diversified Financial Services)	206,116
1,100	KBC Groep NV (Commercial Banks)	119,859

		325,975

Finland – 0.1%
5,800	Sampo Oyj (Insurance)	109,430

France – 14.7%
8,000	Arcelor (Metals & Mining)	426,652
360	Arkema* (Chemicals)	13,952
5,600	Assurances Generales de France (Insurance)	676,716
18,462	BNP Paribas SA (Commercial Banks)	1,797,052
24,406	Cap Gemini SA (IT Services)	1,311,272
5,735	Carrefour SA (Food & Staples Retailing)	357,577
15,670	Credit Agricole SA (Commercial Banks)	629,931
3,650	Essilor International SA (Heatlh Care Equipment & Supplies)	365,075
12,140	European Aeronautic Defence and Space Co. (Aerospace & Defense)	349,697
1,327	Groupe Danone (Food Products)	175,444
1,166	L’Oreal SA (Personal Products)	116,847
9,200	Renault SA (Automobiles)	1,005,391
14,461	Sanofi-Aventis (Pharmaceuticals)	1,375,276
4,300	Societe Generale (Commercial Banks)	641,561
21,682	Societe Television Francaise 1 (Media)	691,030
14,400	Total SA (Oil, Gas & Consumable Fuels)	979,511
8,123	Vinci SA (Construction & Engineering)	825,436

		11,738,420

Germany – 7.7%
1,300	Allianz AG (Insurance)	204,223
7,855	Bayer AG (Chemicals)	387,011
21,029	Commerzbank AG (Commercial Banks)	737,106
8,400	Continental AG (Auto Components)	858,413
22,400	Deutsche Lufthansa AG (Airlines)	418,619
6,506	E.ON AG (Electric Utilities)	784,370
7,900	MAN AG (Machinery)	571,076
4,000	MunichRe AG (Insurance)	550,968
6,550	RWE AG (Multi-Utilities)	575,397
4,479	SAP AG (Software)	819,716

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Euro – (continued)
11,700	TUI AG (Hotels Restaurants & Leisure)	$ 235,542

		6,142,441

Ireland – 1.0%
23,872	CRH PLC (Construction Materials)	769,366

Italy – 2.3%
12,000	Buzzi Unicem SPA (Construction Materials)	273,926
29,637	ENI SPA (Oil, Gas & Consumable Fuels)	908,978
86,057	UniCredito Italiano SpA (Commercial Banks)	662,323

		1,845,227

Netherlands – 3.7%
164	ABN AMRO Holding NV (Commercial Banks)	4,540
60,547	ING Groep NV (Diversified Financial Services)	2,457,952
5,430	Koninklijke (Royal) Philips Electronics NV (Household Durables)	179,303
11,256	Wolters Kluwer NV (Media)	265,138

		2,906,933

Norway – 1.1%
30,617	Norsk Hydro ASA (Oil, Gas & Consumable Fuels)	870,578

Spain – 1.8%
43,039	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	914,834
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	505,851

		1,420,685

Sweden – 0.5%
16,225	Atlas Copco AB (Machinery)	404,103

TOTAL EURO		$26,942,424

Hong Kong Dollar – 0.8%
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	107,735
176,500	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	317,555
36,121	Kerry Properties Ltd. (Real Estate Management & Development)	119,006
65,900	Sino Land Co. Ltd. (Real Estate Management & Development)	111,103

		655,399

Israeli Shekel – 0.3%
25,800	Bank Leumi Le-Israel (Commercial Banks)	91,416
21,300	United Mizrahi Bank Ltd.* (Commercial Banks)	124,896

		216,312

Japanese Yen – 25.3%
26,300	Canon, Inc. (Office Electronics)	1,264,015
20,000	Cosmo Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	96,472

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
11	East Japan Railway Co. (Road & Rail)	$ 81,844
14,300	Edion Corp. (Specialty Retail)	268,176
38,000	Hitachi Ltd. (Electronic Equipment & Instruments)	243,290
18,800	Honda Motor Co. Ltd. (Automobiles)	619,861
10,400	Hoya Corp. (Electronic Equipment & Instruments)	363,766
38,000	Itochu Corp. (Trading Companies & Distribution)	342,396
195	Japan Tobacco, Inc. (Tobacco)	746,696
18,900	JFE Holdings, Inc. (Metals & Mining)	755,044
93,000	Kobe Steel Ltd. (Metals & Mining)	280,675
21,000	Komatsu Ltd. (Machinery)	422,216
5,900	LEOPALACE21 Corp. (Real Estate Management & Development)	206,368
17,200	Mitsubishi Corp. (Trading Companies & Distribution)	352,567
99	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	1,398,927
123,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,874,316
58,000	Mitsui Chemicals, Inc. (Chemicals)	364,255
64,000	Mitsui OSK Lines Ltd. (Marine)	422,033
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	355,358
98	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication)	512,033
18,900	Nissan Motor Co. Ltd. (Automobiles)	203,763
7,900	Nitto Denko Corp. (Chemicals)	574,007
65,700	Nomura Holdings, Inc. (Capital Markets)	1,166,204
4,450	ORIX Corp. (Consumer Finance)	1,166,405
10,500	Sony Corp. (Household Durables)	483,580
3,700	Sumitomo Electric Industries Ltd. (Electrical Equipment)	48,507
50,000	Sumitomo Heavy Industries Ltd. (Machinery)	434,384
79,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	315,600
179	Sumitomo Mitsui Financial Group (Commercial Banks)	1,904,837
6,500	Takeda Chemical Industries Ltd. (Pharmaceuticals)	419,556
15,600	Tokyo Electric Power Co. Inc. (Electric Utilities)	419,103
83,000	Tokyo Gas Co. Ltd. (Gas Utilities)	412,665
31,000	Toyota Motor Corp. (Automobiles)	1,638,624

		20,157,543

Korean Won – 1.0%
2,000	Honam Petrochemical Corp. (Chemicals)	100,817
1,150	Hyundai Mobis (Auto Components)	95,592
6,380	Industrial Bank of Korea (Commercial Banks)	114,215
1,900	Kookmin Bank (Commercial Banks)	165,892
811	POSCO (Metals & Mining)	197,826
245	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor)	155,946

		830,288

Mexican Peso – 1.1%
24,600	America Movil SA de CV (Wireless Telecommunication Services)	880,188

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippine Peso – 0.2%
3,000	Philippine Long Distance Telephone Co. (Diversified Telecommunication)	$120,641

Russian Rouble – 0.5%
4,843	Lukoil ADR (Oil, Gas & Consumable Fuels)	419,888

Singapore Dollar – 0.4%
30,400	Flextronics International Ltd.* (Electronic Equipment & Instruments)	344,736

South African Rand – 0.3%
55,980	Sanlam Ltd. (Insurance)	123,832
5,900	Standard Bank Group Ltd. (Commercial Banks)	64,917
3,744	Tiger Brands Ltd. (Food Products)	80,879

		269,628

Swiss Franc – 9.2%
69,557	ABB Ltd. (Electrical Equipment)	898,750
30,558	Credit Suisse Group (Capital Markets)	1,712,221
2,423	Nestle AG (Food Products)	794,015
1,440	Nobel Biocare Holding AG (Heatlh Care Equipment & Supplies)	341,116
15,039	Novartis AG (Pharmaceuticals)	854,273
7,619	Roche Holding AG (Pharmaceuticals)	1,355,947
25,798	UBS AG (Capital Markets)	1,403,581

		7,359,903

Taiwan Dollar – 0.6%
24,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	142,168
122,000	Quanta Computer, Inc. (Computers & Peripherals)	174,153
107,118	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor)	179,238

		495,559

TOTAL COMMON STOCKS		$ 77,172,358

Preferred Stocks – 0.3%
Brazilian Real – 0.2%
4,800	Cia de Bebidas das Americas ADR (Beverages)	193,200

Britain Pound Sterling – 0.1%
272,000	Vodafone Group PLC (Wireless Telecommunication Services)	76,215

TOTAL PREFERRED STOCKS		$269,415

Units	Description	Expiration Date	Value
Warrants* – 1.1%
Luxembourg Franc – 0.2%
$ 6,039	Largan Precision (Leisure Equipment & Products)	01/2010	$126,626

Units	Description	Expiration Date	Value
Warrants – (continued)
Taiwan Dollar – 0.9%
$ 34,000	Foxconn Technology Co. Ltd.(a) (Computers & Peripherals)	08/2008	$243,780
21,900	High Tech Computer Corp. (Computers & Peripherals)	09/2008	485,391

			729,171

TOTAL WARRANTS			$855,797

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) – 0.7%
State Street Bank & Trust Co.
$ 573,000	4.77%	08/01/2006	$573,000
Maturity Value: $ 573,076

TOTAL INVESTMENTS 98.8%			$ 78,870,570
Other assets in excess of liabilities – 1.2%			938,611

Net Assets – 100.0%			$79,809,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $243,780, which represents approximately 0.3% of net assets as of July 31, 2006.
(b)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $510,000 U.S. Treasury Bond, 6.25%, due 8/15/2023 with a market value of $585,020.

Investment Abbreviation:
ADR	—AmericanDepositary Receipt

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting realized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2006, the Fund had segregated sufficient cash and/or securities with the Fund’s custodian bank to cover any commitments under these contracts.

At July 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, to purchase foreign currencies as follows:

Open Forward Foreign Currency Purchase Contracts	Expiration Date	Value on Settlement Date	Current Value	Unrealized Gain
Swiss Franc	08/02/2006	$46,432	$46,539	$107

FUTURES CONTRACTS — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At July 31, 2006, the following futures contracts were open as follows:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain (Loss)
Dow Jones Euro Stoxx 50 Index	5	September 2006	$236,000	$10,464
TOPIX Index	1	September 2006	136,988	(2,246)
			$372,988	$8,218

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$67,304,145
Gross unrealized gain	12,772,059
Gross unrealized loss	(1,205,634)
Net unrealized security gain	$11,566,425

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 94.8%
Equity – 46.4%
118,414	Commerce Growth Fund(a)–16.8%	$2,736,553
50,005	Commerce International Equity Fund(a)–7.9%	1,288,625
22,203	Commerce MidCap Growth Fund(a)–4.2%	682,074
78,619	Commerce Value Fund(a)–13.3%	2,177,760
28,185	T. Rowe Price Mid-Cap Value Fund–4.2%	691,384

		7,576,396

Fixed Income(a) – 48.4%
444,072	Commerce Bond Fund–48.4%	7,900,036

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$15,476,432

Exchange Traded Funds – 5.2%
1,560	iShares Dow Jones US Real Estate Index Fund–0.7%	$115,206
1,608	iShares MSCI Emerging Markets Index–1.0%	154,529
4,885	iShares Russell 2000 Growth Index Fund–2.1%	342,683
3,230	iShares Russell 2000 Value Index Fund–1.4%	230,396

TOTAL EXCHANGE TRADED FUNDS		$842,814

TOTAL INVESTMENTS – 100.0%		$16,319,246

Liabilities in excess of other assets – 0.0%		(2,879)

Net Assets – 100.0%		$16,316,367

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated issuer.

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,877,515
Gross unrealized gain	663,701
Gross unrealized loss	(221,970)
Net unrealized security gain	$441,731

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.9%
Auto – 1.3%
Distribution Financial Services Trust Series 1999-3, Class A6
$2,529,678	6.88%	11/15/2016	$ 2,529,976
Hertz Vehicle Financing LLC Series 2005-1A, Class A5(a)
4,770,000	5.08	11/25/2011	4,682,392
WFS Financial Owner Trust Series 2004-F1, Class A3
107,055	2.19	06/20/2008	106,861

			7,319,229

Commercial – 3.0%
Asset Securitization Corp. Series 1995-MD4, Class A1
226,365	7.10	08/13/2029	228,107
Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,162,861
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,530,264	6.21	10/15/2035	6,611,179
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	5,733,150

			16,735,297

Credit Card – 1.5%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.97	10/15/2013	4,912,500
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,445,823

			8,358,323

Equipment – 0.6%
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.36	11/20/2012	3,099,249

Home Equity – 2.5%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
580,848	8.18	12/25/2029	579,759
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
2,806,843	3.75	09/25/2033	2,606,488
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
4,198,343	8.35	03/25/2025	4,180,856
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(b)
3,822,762	7.98	09/25/2030	3,807,932
Security National Mortgage Loan Trust Series 2004-2A, Class AF3(a)(b)
3,000,000	5.77	11/25/2034	2,908,945

			14,083,980

Manufactured Housing – 3.8%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
689,734	7.60	03/15/2027	692,376
Green Tree Financial Corp. Series 1993-4, Class A5
6,073,980	7.05	01/15/2019	6,127,973
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,067,978
Green Tree Financial Corp. Series 1996-4, Class A7
3,007,179	7.90	06/15/2027	3,139,826
Green Tree Financial Corp. Series 1997-3, Class A6
176,811	7.32	03/15/2028	182,042

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A5
$1,398,773	6.22%	03/01/2030	$ 1,354,322
Green Tree Financial Corp. Series 1998-3, Class A6
962,916	6.76	03/01/2030	952,728
Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	11/01/2028	1,666,110
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	254,956
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
4,205,000	7.65	04/15/2027	4,194,703
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
802,363	7.13	05/15/2027	805,451

			21,438,465

Student Loans – 1.2%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(c)
3,570,000	4.91	12/15/2008	3,530,116
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.74	10/30/2045	2,955,771

			6,485,887

TOTAL ASSET-BACKED SECURITIES			$77,520,430

Taxable Municipal Bond Obligations – 6.5%
Alabama – 0.2%
Montgomery Alabama Taxable Warrants Series 2005 (FSA)
$1,295,000	4.79%	04/01/2015	$ 1,216,070

Alaska – 0.3%
Providence Alaska Health System Direct Obligation Series 2005
500,000	4.31	10/01/2006	498,960
755,000	4.68	10/01/2010	731,384
500,000	4.79	10/01/2011	483,545

			1,713,889

California – 0.5%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.00	01/01/2013	2,957,121

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.50	07/15/2011	2,716,059
2,805,000	5.65	07/15/2013	2,814,481

			5,530,540

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.36	05/01/2011	651,424
2,485,000	5.43	05/01/2012	2,477,520

			3,128,944

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.20	03/01/2014	973,720

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
$3,925,000	5.22%	09/15/2015	$3,819,378

Ohio – 0.8%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
1,555,000	4.38	08/15/2007	1,537,864
3,140,000	4.60	02/15/2009	3,076,855

			4,614,719

Oklahoma – 0.3%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.16	07/01/2013	1,956,740

Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.17	06/15/2011	757,305
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
5,000,000	4.36	06/30/2013	4,678,000

			5,435,305

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.96	07/15/2014	679,385
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.81	05/15/2016	2,167,563

			2,846,948

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.49	07/01/2011	2,235,552

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$36,428,926

CMOs – 12.1%
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$2,964,811	5.25%	09/25/2019	$2,870,972
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
3,343,457	4.75	12/25/2018	3,281,933
FHLMC PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,508,146
FHLMC PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,843,028
FHLMC PAC Series 2760, Class EC
4,050,000	4.50	04/15/2017	3,839,498
FHLMC REMIC PAC Series 1579, Class PM
1,182,036	6.70	09/15/2023	1,202,359

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FHLMC Series 2391, Class Z
$5,262,515	6.00%	12/15/2031	$5,150,186
FHLMC Series 2508, Class OY
1,485,000	4.50	10/15/2017	1,388,724
FHLMC Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,966,574
FHLMC Series 2603, Class C
2,620,000	5.50	04/15/2023	2,550,562
FHLMC Series 2672, Class NH
3,400,000	4.00	09/15/2018	3,023,802
FHLMC Series 2677, Class BC
800,000	4.00	09/15/2018	709,066
FHLMC Series 2742, Class K
4,915,000	4.00	01/15/2019	4,359,569
FHLMC Series T-58, Class 1A3
2,637,856	4.39	11/25/2038	2,595,073
FNMA FNIC PAC Series 2001-45, Class WG
2,266,451	6.50	09/25/2031	2,262,980
FNMA PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	2,961,444
FNMA REMIC PAC Series 2003-14, Class AP
863,126	4.00	03/25/2033	806,836
FNMA REMIC Series 1992-1, Class E
22,644	7.50	01/25/2007	22,633
FNMA Series 2002-73, Class OE
3,404,000	5.00	11/25/2017	3,254,872
FNMA Series 2002-82, Class XE
2,660,000	5.00	12/25/2017	2,541,104
GNMA Series 1998-12, Class EB
1,617,692	6.50	05/20/2028	1,608,229
Impac Secured Assets Corp. Series 2004-2, Class A6
2,000,000	5.74	08/25/2034	1,980,362
Master Asset Securitization Trust Series 2004-3, Class 5A1
708,011	6.25	01/25/2032	703,699
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,660,839	6.00	05/25/2033	3,595,856
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,947,102	5.00	05/25/2018	1,900,576
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,698,866	5.00	06/25/2018	2,601,033

TOTAL CMOS			$67,529,116

Commercial Mortgages – 4.1%
FNMA Series 2000-M2, Class C(b)
$4,600,000	7.15%	07/17/2022	$4,749,668
GNMA Series 2001-12, Class B(b)
424,090	6.23	06/16/2021	427,524
GNMA Series 2002-62, Class B
1,841,000	4.76	01/16/2025	1,821,259
GNMA Series 2003-16, Class B
3,500,000	4.49	08/16/2025	3,370,659
GNMA Series 2003-38, Class JC(b)
1,196,556	6.99	08/16/2042	1,271,124

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Mortgages – (continued)
GNMA Series 2004-09, Class A
$ 3,585,469	3.36%	08/16/2022	$ 3,420,627
GNMA Series 2004-45, Class A
2,730,465	4.02	12/16/2021	2,645,382
GNMA Series 2004-60, Class C(b)
5,000,000	5.24	03/16/2028	4,896,843

TOTAL COMMERCIAL MORTGAGES			$22,603,086

Corporate Obligations – 21.2%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$ 1,366,000	8.50%	12/01/2029	$ 1,746,560

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50	01/15/2015	1,627,035

Consumer Non-Durables – 0.2%
Clorox Co.
1,000,000	4.20	01/15/2010	957,626

Electric – 1.5%
Columbus Southern Power Co.
2,870,000	5.85	10/01/2035	2,651,716
Duke Energy Corp.
1,525,000	5.30	10/01/2015	1,474,529
Exelon Generation Co. LLC
1,470,000	5.35	01/15/2014	1,414,155
PSE&G Power LLC
1,485,000	5.00	04/01/2014	1,387,032
San Diego Gas & Electric Co.
1,585,000	5.30	11/15/2015	1,535,313

			8,462,745

Financial – 8.6%
American General Finance Corp.
2,870,000	3.88	10/01/2009	2,738,898
Bank One Corp.(b)
1,000,000	9.88	03/01/2019	1,209,791
Bear Stearns Companies, Inc.
3,000,000	4.50	10/28/2010	2,883,474
Equitable Life Assurance Society of the United States(a)
5,900,000	7.70	12/01/2015	6,617,239
General Electric Capital Corp. MTN Series A
4,325,000	5.88	02/15/2012	4,387,544
3,000,000	6.00	06/15/2012	3,066,009
John Deere Capital Corp.
3,000,000	3.63	05/25/2007	2,953,521
Merrill Lynch & Co., Inc.
1,780,000	5.77	07/25/2011	1,789,370
Merrill Lynch & Co., Inc. MTN
3,065,000	4.83	10/27/2008	3,022,777
Metropolitan Life Insurance Co.(a)
6,000,000	7.70	11/01/2015	6,742,554
Morgan Stanley
900,000	6.75	04/15/2011	940,420
1,720,000	4.75	04/01/2014	1,597,392

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Reed Elsevier Capital, Inc.
$ 1,800,000	6.75%	08/01/2011	$ 1,879,520
SLM Corp.
4,886,000	4.50	07/26/2010	4,696,804
Wells Fargo & Co.
3,480,000	3.13	04/01/2009	3,284,337

			47,809,650

Forestry – 0.1%
Weyerhaeuser Co.
457,000	6.75	03/15/2012	471,317

Industrial – 2.0%
Receipts on Corporate Securities Trust CHR-1998-1
5,350,091	6.50	08/01/2018	5,223,781
Receipts on Corporate Securities Trust NSC-1998-1
3,001,915	6.38	05/15/2017	3,006,929
Service Master Co.
2,661,000	7.10	03/01/2018	2,773,560

			11,004,270

Multimedia – 0.5%
AOL Time Warner
2,735,000	6.75	04/15/2011	2,814,569

Oil & Gas – 1.5%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,669,776
Tosco Corp.
1,258,000	7.25	01/01/2007	1,264,774
2,130,000	8.13	02/15/2030	2,652,613

			8,587,163

Real Estate – 2.1%
Archstone-Smith Trust
2,550,000	5.75	03/15/2016	2,490,611
EOP Operating LP
3,300,000	7.75	11/15/2007	3,383,318
ProLogis
2,030,000	5.25	11/15/2010	1,991,241
Simon Property Group LP
2,000,000	5.38	06/01/2011	1,971,394
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,724,931

			11,561,495

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	1,897,941

Utilities – 1.0%
GTE Corp.
5,310,000	6.84	04/15/2018	5,438,592

Yankee – 2.8%
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	1,949,872
750,000	6.75	11/01/2013	793,886
955,000	5.25	12/15/2015	915,468

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
Canadian National Railway Co.
$ 890,000	6.20%		06/01/2036	$ 905,765
Deutsche Telekom International Finance BV
1,335,000	8.00		06/15/2010	1,440,696
France Telecom SA
1,286,000	7.75		03/01/2011	1,393,139
Swiss Bank Corp.
7,335,000	7.38		06/15/2017	8,267,044

				15,665,870

TOTAL CORPORATE OBLIGATIONS				$118,044,833

Foreign Debt Obligations – 1.1%
Sovereign – 1.1%
Egypt Agency for International Development
$ 5,700,000	4.45%		09/15/2015	$ 5,321,634
Republic of Poland
592,000	5.25		01/15/2014	577,883

TOTAL FOREIGN DEBT OBLIGATIONS				$ 5,899,517

Mortgage-Backed Pass-Through Obligations – 16.0%
FHLMC
$11,000,000	5.50	%(a)	07/15/2011	$ 11,041,382
176,087	6.00		12/01/2013	177,435
247,231	8.50		02/01/2019	261,294
339,840	8.50		03/01/2021	361,412
1,590,440	7.00		05/01/2026	1,636,741
181,682	7.00		10/01/2030	186,702
211,738	7.50		12/01/2030	219,415
409,391	7.50		01/01/2031	424,233
880,079	7.00		08/01/2031	904,577
7,322,140	5.00		05/01/2033	6,957,435
5,817,422	5.50		06/01/2033	5,675,700
2,886,205	2.71	(b)	05/01/2034	2,833,242
5,361,861	5.29	(b)	01/01/2036	5,129,087
FNMA
425,721	5.50		01/01/2009	422,671
347,893	7.00		07/01/2009	351,851
82,165	6.50		02/01/2012	83,784
240,969	6.00		12/01/2013	240,294
141,576	6.50		07/01/2014	144,492
249,992	9.00		11/01/2021	266,199
49,538	6.50		05/01/2022	50,356
76,663	6.50		01/01/2024	77,929
87,434	6.50		08/01/2024	88,878
134,771	9.00		02/01/2025	145,227
42,991	6.50		03/01/2026	43,728
94,360	8.00		07/01/2028	99,638
336,805	6.50		10/01/2028	342,581
277,434	6.32	(b)	12/01/2028	284,473
62,366	6.50		01/01/2029	63,435
170,062	6.00		07/01/2029	169,831
242,190	7.50		09/01/2029	251,032
282,473	7.00		03/01/2031	290,283

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
$ 96,443	7.50%	03/01/2031	$ 99,896
432,914	7.00	11/01/2031	444,663
1,049,371	7.00	01/01/2032	1,077,850
4,689,120	5.50	08/01/2032	4,574,148
4,317,033	5.50	10/01/2032	4,211,185
2,622,489	6.00	12/01/2032	2,616,318
4,770,595	5.00	02/01/2033	4,537,167
3,169,754	5.00	07/01/2033	3,014,656
11,236,652	4.50	08/01/2033	10,377,719
3,780,088	5.00	02/01/2034	3,589,438
1,884,085	5.09 (b)	10/01/2034	1,848,586
3,749,055	5.11 (b)	02/01/2035	3,625,216
GNMA
390,691	8.00	02/15/2022	413,336
193,079	7.50	08/20/2025	200,012
775,577	7.50	07/20/2026	803,765
1,294,198	6.50	04/15/2031	1,319,772
1,557,744	6.50	05/15/2031	1,588,525
3,806,487	5.50	04/15/2033	3,731,329
1,600,365	5.50	10/15/2033	1,568,766

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 88,867,684

U.S. Government Agency Obligations – 16.5%
FFCB
$11,135,000	4.50%	05/06/2014	$ 10,538,843
2,860,000	5.19	04/22/2021	2,762,923
FHLB
18,755,000	2.75	11/15/2006	18,605,035
7,210,000	4.88	11/15/2006	7,195,818
7,000,000	5.59	02/03/2009	7,065,968
2,270,000	5.58	02/17/2009	2,287,515
2,915,000	5.38	08/15/2024	2,863,760
3,025,000	7.13	02/15/2030	3,657,842
FHLMC
5,000,000	4.88	02/17/2009	4,960,670
10,000,000	4.13	07/12/2010	9,597,530
7,380,000	4.88	08/16/2010	7,274,437
FNMA
3,500,000	4.25	08/15/2010	3,371,515
5,000,000	4.38	09/15/2012	4,762,795
1,300,000	5.08	06/24/2018	1,202,179
1,635,000	7.13	01/15/2030	1,978,914
Tennessee Valley Authority
1,981,000	6.75	11/01/2025	2,269,959
1,000,000	7.13	05/01/2030	1,212,350

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 91,608,053

U.S. Treasury Obligations – 7.0%
United States Treasury Bonds
$11,965,000	4.00%	02/15/2015	$ 11,169,519
400,000	8.00	11/15/2021	518,625
3,750,000	5.50	08/15/2028	3,915,821
7,765,000	6.25	05/15/2030	8,936,420
United States Treasury Notes
10,000,000	4.88	04/30/2011	9,980,470

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
$4,500,000	4.25%	11/15/2014	$ 4,283,613

TOTAL U.S. TREASURY OBLIGATIONS			$ 38,804,468

Repurchase Agreement(d) – 1.0%
State Street Bank & Trust Co.
$5,715,000	4.77%	08/01/2006	$ 5,715,000
Maturity Value: $5,715,757

TOTAL INVESTMENTS – 99.4%			$553,021,113
Other assets in excess of liabilities – 0.6%			3,404,685

Net Assets – 100.0%			$556,425,798

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $36,905,012, which represents approximately 6.6% of net assets as of July 31, 2006.
(b)	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2006.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $5,085,000 U.S. Treasury Bond, 6.25%, due 8/15/2023 with a market value of $5,832,993

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
CMO	—CollateralizedMortgage Obligations
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNIC	—FinancialNetwork Investment Corporation
FNMA	—FederalNational Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
MTN	—Medium-TermNote
PAC	—PlannedAmortization Class
RB	—RevenueBond
REMIC	—RealEstate Mortgage Investment Conduit
XLCA	—Insuredby XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$567,182,475
Gross unrealized gain	1,724,094
Gross unrealized loss	(15,885,456)
Net unrealized security loss	$(14,161,362)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – 26.6%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 1,337,000	5.01%	10/25/2034	$ 1,303,353
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
1,348,345	3.91	09/25/2034	1,335,299
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,310,256	4.75	12/25/2018	1,286,145
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,452,127	3.79	11/19/2033	1,392,636
FHLMC PAC Series 023, Class PK
884,923	6.00	11/25/2023	890,592
FHLMC PAC Series 159, Class H
69,969	4.50	09/15/2021	68,761
FHLMC PAC Series 1614, Class MB
430,033	6.50	12/15/2009	433,278
FHLMC PAC Series 1650, Class K
880,000	6.50	01/15/2024	898,933
FHLMC PAC Series 2103, Class TE
1,073,867	6.00	12/15/2028	1,076,768
FHLMC PAC Series 2109, Class PE
757,704	6.00	12/15/2028	759,750
FHLMC PAC Series 2131, Class PE
163,364	6.00	04/15/2026	163,505
FHLMC PAC Series 2389, Class CD
228,846	6.00	03/15/2016	229,953
FHLMC PAC Series 2594, Class OR
507,698	4.25	06/15/2032	486,014
FHLMC PAC Series 2626, Class KA
1,000,000	3.00	03/15/2030	912,009
FHLMC REMIC PAC Series 041, Class F
212,036	10.00	05/15/2020	211,385
FHLMC REMIC PAC Series 1351, Class TE
841,001	7.00	08/15/2022	841,691
FHLMC REMIC PAC Series 1607, Class G
329,783	6.00	08/15/2013	329,664
FHLMC REMIC PAC Series 1673, Class H
39,649	6.00	11/15/2022	39,676
FHLMC REMIC PAC Series 2022, Class PE
222,804	6.50	01/15/2028	226,658
FHLMC REMIC PAC Series 2161, Class PG
211,078	6.00	04/15/2028	211,276
FHLMC REMIC PAC Series 2345, Class PQ
138,770	6.50	08/15/2016	141,675
FHLMC REMIC PAC Series 2439, Class LG
1,259,529	6.00	09/15/2030	1,265,420
FHLMC REMIC Series 2591, Class QY
24,113	5.00	05/15/2014	24,058
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
762,189	0.00	04/25/2024	701,265
FHLMC Series 2515, Class KA
254,501	5.00	02/15/2016	253,048
FHLMC Series 2584, Class LX
307,975	5.50	12/15/2013	306,487
FHLMC Series 2644, Class BM
1,795,000	4.50	01/15/2026	1,739,542
FHLMC Series 2644, Class ED
1,621,573	4.00	02/15/2018	1,541,471
FHLMC Series 2782, Class MC
1,292,378	4.50	01/15/2011	1,281,542

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FHLMC Series T-58, Class 1A3
$ 1,758,570	4.39%	11/25/2038	$ 1,730,049
FNMA PAC Series 1992-129, Class L
500,125	6.00	07/25/2022	503,755
FNMA PAC Series 2001-76, Class UC
767,623	5.50	11/25/2015	765,292
FNMA PAC Series 2002-56, Class UC
1,200,000	5.50	09/25/2017	1,193,726
FNMA PAC Series 2003-117, Class KB
556,000	6.00	12/25/2033	548,854
FNMA REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
50,541	0.00	07/25/2021	48,289
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
160,313	0.00	10/25/2022	141,979
FNMA REMIC PAC Series 1998-36, Class J
339,063	6.00	07/18/2028	338,999
FNMA REMIC PAC Series 2001-71, Class MB
816,917	6.00	12/25/2016	823,973
FNMA REMIC PAC Series 2003-14, Class AP
1,160,506	4.00	03/25/2033	1,084,822
FNMA REMIC Series 1991-137, Class H
277,823	7.00	10/25/2021	286,926
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
84,775	0.00	06/25/2022	68,224
FNMA REMIC Series 1992-1, Class E
3,235	7.50	01/25/2007	3,233
FNMA REMIC Series 1993-140, Class J
1,100,000	6.65	06/25/2013	1,109,730
FNMA REMIC Series 1993-182, Class FA(a)
65,603	4.45	09/25/2023	64,037
FNMA REMIC Series 1993-183, Class K
307,389	6.50	07/25/2023	310,833
FNMA REMIC Series 2002-71, Class PC
192,837	5.50	12/25/2026	192,016
FNMA Series 2003-W6, Class 3A
868,610	6.50	09/25/2042	880,275
GNMA REMIC PAC Series 2001-6, Class PM
197,220	6.50	06/16/2030	198,387
GNMA Series 1998-12, Class EB
404,423	6.50	05/20/2028	402,057
GNMA Series 2001-53, Class F(a)
120,870	5.73	10/20/2031	121,671
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,372,326	3.82	04/21/2034	1,337,839
Master Asset Securitization Trust Series 2004-3, Class 5A1
336,690	6.25	01/25/2032	334,640
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
756,366	5.00	05/25/2018	738,292
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
112,124	6.25	12/25/2023	111,667
Vendee Mortgage Trust Series 1996-2, Class 1Z
427,034	6.75	06/15/2026	438,068

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
CMOs – (continued)
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
$ 987,725	5.75%		12/25/2032	$ 980,479
Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
1,606,118	3.42		05/25/2033	1,563,047
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
485,796	5.00		06/25/2018	468,186

TOTAL CMOS				$37,141,199

Commercial Mortgages – 8.2%
FNMA Series 2000-M2, Class C(a)
$1,600,000	7.15%		07/17/2022	$ 1,652,059
GNMA REMIC Series 2004-51, Class A
309,676	4.15		02/16/2018	301,314
GNMA Series 2002-28, Class A
1,978,801	4.78		02/16/2018	1,976,975
GNMA Series 2003-88, Class AC
2,239,841	2.91		06/16/2018	2,144,469
GNMA Series 2004-09, Class A
1,605,182	3.36		08/16/2022	1,531,383
GNMA Series 2004-20, Class C
1,700,000	4.43		04/16/2034	1,616,656
GNMA Series 2004-43, Class A
336,250	2.82		12/16/2019	320,218
GNMA Series 2004-45, Class A
1,365,232	4.02		12/16/2021	1,322,691
GNMA Series 2004-60, Class C(a)
650,000	5.24		03/16/2028	636,590

TOTAL COMMERCIAL MORTGAGES				$11,502,355

Mortgage-Backed Pass-Through Obligations – 7.0%
FHLMC
$ 721	7.75%		09/01/2007	$ 721
350,537	5.50		08/01/2017	347,626
780,924	6.00		01/01/2019	786,049
833,729	6.00		05/01/2019	839,200
203,454	6.00		10/01/2023	203,440
FNMA
5,779	8.00		12/01/2007	5,813
271,071	7.00		03/01/2009	273,051
726,781	4.50		11/01/2009	703,690
11,649	6.50		02/01/2012	11,878
431,088	6.50		09/01/2013	437,365
442,028	10.50		11/01/2015	478,146
400,779	6.00		07/01/2016	404,733
12,974	5.32	(a)	08/01/2023	13,178
5,212	9.00		07/01/2024	5,609
32,832	6.32	(a)	12/01/2028	33,665
131,186	7.00		11/01/2031	134,746
972,565	5.27	(a)	02/01/2033	938,806
990,884	6.00		07/01/2033	988,552
1,465,249	4.05	(a)	02/01/2034	1,426,362
878,537	5.09	(a)	10/01/2034	861,983
GNMA
19,250	8.00		07/15/2017	20,236
854	5.13	(a)	11/20/2024	859

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
$ 1,564	5.13	(a)	12/20/2024	$ 1,575
34,890	5.38	(a)	04/20/2026	34,884
23,832	4.75	(a)	08/20/2026	23,871
39,672	5.38	(a)	01/20/2028	39,840
800,183	5.50		10/15/2033	784,383

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 9,800,261

U.S. Government Agency Obligations – 40.7%
FFCB
$ 2,000,000	3.00%		04/15/2008	$ 1,926,114
237,000	6.89		09/13/2010	251,373
250,000	7.00		09/01/2015	278,926
500,000	6.13		12/29/2015	527,108
FHLB
7,000,000	5.25		08/15/2006	6,998,929
425,000	2.88		02/15/2007	419,183
735,000	5.38		02/15/2007	734,558
525,000	3.50		09/12/2007	514,480
125,000	5.88		11/15/2007	125,797
115,000	6.02		01/09/2008	116,084
50,000	5.97		03/25/2008	50,519
1,000,000	6.00		06/11/2008	1,011,133
3,400,000	2.63		07/15/2008	3,237,568
250,000	5.37		12/11/2008	250,914
3,000,000	5.59		02/03/2009	3,028,272
125,000	5.90		03/26/2009	126,399
35,000	5.99		04/09/2009	35,727
1,500,000	5.25		06/19/2009	1,501,315
FHLMC
12,100,000	2.75		08/15/2006	12,086,763
4,600,000	3.63		09/15/2008	4,452,634
3,000,000	5.50		07/15/2011	3,011,286
2,000,000	5.13		07/15/2012	1,982,354
FNMA
1,500,000	4.38		10/15/2006	1,496,570
2,000,000	3.13		12/15/2007	1,942,110
5,500,000	7.25		01/15/2010	5,845,526
2,000,000	3.88		02/15/2010	1,912,646
3,000,000	6.13		03/15/2012	3,118,953

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$56,983,241

U.S. Treasury Obligations – 6.4%
United States Treasury Note
$ 3,000,000	4.13%		08/15/2010	$ 2,914,686
3,000,000	4.50		11/15/2010	2,953,359
3,000,000	5.13		06/30/2011	3,026,952

TOTAL U.S. TREASURY OBLIGATIONS				$ 8,894,997

Repurchase Agreement(c) – 10.8%
State Street Bank & Trust Co.
$15,053,000	4.77%		08/01/2006	$15,053,000
Maturity Value: $15,054,995

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement – (continued)
TOTAL INVESTMENTS – 99.7%			$139,375,053
Other assets in excess of liabilities – 0.3%			425,324

Net Assets – 100.0%			$139,800,377

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2006.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $13,390,000 U.S. Treasury Bond, 6.25%, due 8/15/2023 with a market value of $15,359,642.

Investment Abbreviations:
CMO	—CollateralizedMortgage Obligations
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
MSC	—MortgageSecurities Corp.
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$143,732,749
Gross unrealized gain	295,432
Gross unrealized loss	(4,653,128)
Net unrealized security loss	$(4,357,696)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 94.7%
Alabama – 2.6%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AAA/Aaa)(a)
$ 760,000	4.70%	08/15/2011	$774,888
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
930,000	5.50	07/01/2012	1,006,316
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.00	06/01/2016	1,053,752
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.00	04/01/2019	1,230,830

			4,065,786

Alaska(b) – 0.3%
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AAA/Aaa)
540,000	0.00	06/30/2007	521,753

Arizona – 0.6%
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.00	07/01/2017	430,672
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	563,830

			994,502

Arkansas – 0.7%
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
1,000,000	5.00	01/01/2017	1,056,330

California – 2.6%
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	587,670
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/Aaa)
1,395,000	5.00	08/01/2018	1,468,935
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,096,704

			4,153,309
Colorado – 2.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
495,000	5.38	01/15/2012	498,119
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)
645,000	5.25	06/01/2011	663,615
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
365,000	5.50	04/01/2009	380,169
390,000	5.50	04/01/2010	411,485

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Certificates of Participation (University of Colorado at Denver and Health Sciences Center Fitzsimons Academic) Series B (MBIA) (AAA/Aaa)
$ 1,000,000	5.00%	11/01/2015	$1,065,440
Colorado State Department of Corrections Certificates of Participation (AMBAC) (AAA/Aaa)(b)
100,000	0.00	03/01/2010	86,023
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(b)
1,000,000	0.00	12/01/2012	761,650

			3,866,501

District Of Columbia – 1.1%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	597,707
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.50	10/01/2017	556,940
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	518,960

			1,673,607

Florida – 1.9%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)
895,000	5.50	06/01/2009	937,584
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,444,340
St. Lucie County FL Revenue Bonds (Public Improvements) (AMBAC) (AAA/Aaa)
520,000	5.00	10/01/2018	550,930

			2,932,854

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA-/Aa2)
2,000,000	5.75	04/01/2012	2,184,080

Illinois – 9.6%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25	01/01/2010	537,995
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(a)
2,000,000	6.00	07/01/2010	2,177,980
1,000,000	6.13	07/01/2010	1,093,500
Chicago IL GO Bonds Series A (FGIC) (ETM) (AAA/Aaa)
765,000	5.75	01/01/2008	786,236
Cook County IL Consolidated High School District No 200 Oak Park GO Bonds (FSA) (AAA/Aaa)(b)
500,000	0.00	12/01/2009	438,115
Cook County IL School District No. 039 Wilmette GO Bonds (Refunding) (NR/Aa1)
1,025,000	5.75	12/01/2013	1,114,339
Cook County IL School District No. 117 GO Bonds (Capital Appreciation) (FSA) (ETM) (NR/Aaa)(b)
500,000	0.00	12/01/2008	457,425

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Illinois – (continued)
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
$ 25,000	4.80%	01/01/2010	$ 25,316
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa3)
670,000	5.50	05/01/2012	701,121
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,750,000	5.00	07/01/2020	1,842,470
1,685,000	5.00	07/01/2021	1,768,947
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
1,000,000	4.15	02/01/2016	989,940
500,000	4.25	08/01/2017	493,515
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.70	02/01/2013	252,820
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,135,372
Southern Illinois University Revenue Bonds (Medical Facility Systems) (AMBAC) (AAA/Aaa)
1,325,000	5.00	04/01/2023	1,378,755
St. Charles IL GO Bonds (Public Improvements) Series A (AMBAC) (NR/Aaa)
100,000	4.25	12/01/2023	93,797

			15,287,643

Indiana – 5.1%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)(a)
420,000	5.00	07/15/2014	450,127
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	394,111
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.25	07/15/2016	1,889,970
Frankfort IN High School Elementary School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/NR)
1,635,000	4.50	07/15/2017	1,661,209
Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A-/A3)
515,000	5.25	09/15/2007	522,334
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	537,315
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.00	01/10/2020	1,481,532
Wawasee IN Community School Corp. Revenue Bonds (New Elementary & Remodeling Building Corp.) (Refunding First Mortgage) (FSA) (AAA/NR)
1,000,000	5.00	07/15/2018	1,069,690

			8,006,288

Iowa – 2.4%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
360,000	5.10	06/01/2017	360,205
480,000	5.13	06/01/2018	478,911

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Iowa – (continued)
$ 405,000	5.13%	06/01/2019	$ 401,780
200,000	5.13	06/01/2020	197,742
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
260,000	4.30	07/01/2016	258,333
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,065,060

			3,762,031

Kansas – 2.9%
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)
545,000	4.60	12/01/2009	559,682
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.00	08/01/2007	506,435
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(a)
480,000	6.25	10/01/2007	490,838
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
65,000	5.00	06/01/2018	67,818
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.25	07/01/2012	780,068
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
1,000,000	5.50	08/15/2011	1,059,450

Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2011	1,051,640

			4,515,931

Kentucky – 0.9%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.25	08/01/2013	525,616
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
465,000	5.38	05/15/2007	470,501
460,000	5.45	05/15/2008	472,218

			1,468,335

Louisiana – 2.6%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.25	12/01/2018	2,924,543
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.38	02/01/2018	1,161,919

			4,086,462

Massachusetts – 1.3%
Massachusetts State Federal Highway Revenue Bonds (Anticipation Notes) Series A (NR/Aa3)
2,000,000	5.50	06/15/2014	2,094,000

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
$ 10,000	5.25%	06/01/2013	$ 10,375

			2,104,375

Michigan – 9.6%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
25,000	4.50	05/01/2030	24,358
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	550,533
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(a)
2,000,000	6.00	05/01/2010	2,147,040
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	519,475
1,125,000	5.55	12/01/2013	1,172,250
2,000,000	5.65	12/01/2014	2,085,400
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,644,800
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
1,650,000	6.13	11/15/2009	1,785,036
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(a)
750,000	5.00	05/01/2010	780,562
250,000	5.13	05/01/2010	261,268
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(a)
475,000	5.30	05/01/2010	500,128
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa2)(a)
875,000	5.50	05/01/2010	927,351
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(a)
665,000	5.10	05/01/2010	695,577
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,181,946

			15,275,724

Minnesota – 5.7%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(a)
1,000,000	6.00	10/01/2010	1,083,080
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.00	01/01/2015	952,506
875,000	5.00	01/01/2016	922,233
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	242,796
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
1,000,000	5.70	04/01/2027	1,070,960
Minnesota State Higher Education Facilities Authority Revenue Bonds (St. John University) Series 6-G (NR/A2)
1,000,000	5.00	10/01/2009	1,033,270

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Minnesota – (continued)
Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
$ 1,045,000	4.75%	02/01/2014	$ 1,095,317
1,175,000	4.75	02/01/2015	1,232,751
1,350,000	4.75	02/01/2016	1,410,439

			9,043,352

Mississippi – 0.6%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,026,680

Missouri – 12.3%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
500,000	5.25	06/01/2012	525,805
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program) Series A (AA+/Aa1)
835,000	5.00	03/01/2020	878,980
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
600,000	5.65	03/01/2009	631,830
1,100,000	5.85	03/01/2009	1,163,712
Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
600,000	5.30	03/01/2008	613,548
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.00	12/01/2013	922,254
855,000	5.00	12/01/2014	903,786
Jasper County MO Reorganized School District No. R-9 (Carthage Direct Deposit Program) (FSA) (AAA/NR)
1,225,000	5.00	03/01/2019	1,301,587
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	321,450
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.00	02/15/2008	289,400
555,000	5.50	02/15/2014	584,681
Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
1,455,000	5.00	09/01/2009	1,500,949
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2013	1,066,310
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,109,398
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
725,000	5.60	03/01/2010	766,506
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.00	06/01/2012	205,590
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
500,000	6.25	12/01/2008	527,470

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
$ 500,000	6.75%	05/15/2012	$573,665
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,080,000	4.75	12/01/2010	1,104,516
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
1,365,000	5.25	08/15/2012	1,466,993
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(a)
225,000	5.50	12/01/2010	239,472
290,000	5.60	12/01/2010	309,798
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.63	07/01/2024	262,567
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50	05/01/2018	1,056,950
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)
200,000	5.88	02/01/2020	204,750
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	681,428
290,000	7.20	01/01/2009	312,153

			19,525,548

Nebraska – 0.4%
Metropolitan Community College Facilities Corp. GO Bonds Limited (Tax Building for South Omaha Project) (AMBAC) (AAA/Aaa)
620,000	4.75	03/01/2018	639,480

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.15	09/01/2017	10,384

New York – 4.9%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.10	01/01/2021	2,084,780
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(a)
375,000	6.00	05/05/2010	408,154
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(a)
125,000	6.00	05/05/2010	136,051
New York NY GO Bonds (Prerefunded) Series J (AA-/A1)(a)
735,000	5.25	08/01/2008	763,393
New York NY GO Bonds (Unrefunded Balance) Series J (AA-/A1)
2,495,000	5.25	08/01/2011	2,576,786
New York NY GO Bonds Series G (AA-/A1)
1,000,000	5.63	08/01/2013	1,090,300
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
190,000	7.38	05/15/2010	203,606

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Revenue Bonds Series B (AA-/A1)
$ 540,000	5.00%	05/15/2008	$551,507

			7,814,577

North Carolina – 0.2%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
160,000	5.00	03/01/2007	160,069
175,000	5.00	09/01/2007	175,047

			335,116

North Dakota(a) – 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2010	434,032

Ohio – 3.6%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.00	12/01/2016	1,331,412
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	516,760
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.00	12/01/2022	1,769,614
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	174,793
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)
1,065,000	5.00	12/01/2020	1,116,929
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.00	09/01/2014	547,867
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.25	12/01/2025	287,118

			5,744,493

Oklahoma – 2.4%
Cleveland County OK Independent School District No. 002 Moore GO Bonds (NR/Aa3)
1,000,000	4.00	01/01/2011	1,004,790
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(a)
2,530,000	6.20	11/01/2009	2,763,190

			3,767,980

Oregon – 3.3%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,300,000	4.35	07/01/2018	1,305,681
1,505,000	4.40	07/01/2019	1,512,675
1,010,000	4.45	07/01/2020	1,015,131
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
440,000	4.60	07/01/2030	436,828

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Oregon – (continued)
Portland OR Sewer System Revenue Bonds (Refunding) Series A (FGIC) (AAA/Aaa)
$ 1,000,000	5.00%	06/01/2010	$1,011,190

			5,281,505

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70	12/01/2012	185,610
190,000	5.75	12/01/2013	196,065
205,000	5.80	12/01/2014	212,263
125,000	5.90	12/01/2015	130,009

			723,947

South Carolina – 1.0%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.00	09/01/2014	474,156
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
390,000	7.50	03/01/2011	441,379
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.00	04/01/2016	744,975

			1,660,510

South Dakota – 1.3%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	123,036
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.15	05/01/2011	254,835
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.30	11/01/2010	126,736
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	817,856
660,000	5.00	09/01/2010	686,097

			2,008,560

Tennessee – 1.2%
Memphis TN GO Bonds (Refunding & General Improvement) (A/A1)
1,040,000	5.00	10/01/2017	1,103,939
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	754,677

			1,858,616

Texas – 5.4%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.25	02/15/2016	1,346,268
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.00	08/15/2020	260,570
625,000	5.00	08/15/2021	649,706

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Texas – (continued)
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
$ 375,000	5.00%	07/15/2012	$396,709
Dallas TX Special Tax Revenue Bonds Series A (AMBAC) (AAA/Aaa)
500,000	5.25	08/15/2010	518,285
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.00	02/15/2014	531,235
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.50	08/15/2019	655,956
El Paso TX Water and Sewer Revenue Bonds (Refunding) Series B (FSA) (AAA/NR)
500,000	5.25	03/01/2021	533,020
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)
365,000	5.00	08/01/2033	367,821
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	445,696
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,753,172
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(a)
10,000	6.00	02/01/2010	10,724
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(a)
990,000	5.25	02/01/2010	1,037,550

			8,506,712

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,100,610

Washington – 1.6%
Skagit County WA Public Hospital District Revenue Bonds (Refunding) (NR/Baa2)
1,000,000	4.00	12/01/2006	1,000,370
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	501,005
Washington State Higher Education Facilities Authority Revenue Bonds (Prerefunded University Puget Sound) (A+/A1)(a)
375,000	4.75	04/01/2008	384,431
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.75	10/01/2008	636,269

			2,522,075

Wisconsin – 0.7%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(a)
615,000	5.75	04/01/2011	666,027
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/Aaa)
205,000	4.38	05/01/2009	207,714

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Wisconsin – (continued)
$ 230,000	4.38%	05/01/2012	$ 234,968

			1,108,709

Wyoming – 0.6%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.80	06/01/2009	792,591
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	31,055
105,000	5.20	12/01/2011	109,321

			932,967

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.00	07/01/2020	10,738

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$150,012,102

Short-Term Obligations(c) – 0.6%
Connecticut State Special Tax Obligation (Transportation Infrastructure) (Refunding) Series 2 (AMBAC) (A-1+/VMIG1)
$ 495,000	3.67%	08/15/2006	$495,000
Connecticut State Special Tax Revenue Bonds (Refunding Transportation Infrastructure) Series 1 (AMBAC) (SPA-Westlandesbank AG) (A-1+/VMIG1)
300,000	3.67	08/15/2006	300,000
Massachusetts State GO Bonds (Refunding) Series B (SPA -Landesbank Hessen-Thuerigen) (A-1+/VMIG1)
200,000	3.62	08/15/2006	200,000

TOTAL SHORT-TERM OBLIGATIONS			$ 995,000

Repurchase Agreement(d) – 4.2%
State Street Bank & Trust Co.
$6,707,000	4.77%	08/01/2006	$ 6,707,000
Maturity Value: $6,707,889

TOTAL INVESTMENTS – 99.5%			$157,714,102
Other assets in excess of liabilities – 0.5%			793,409

Net Assets – 100.0%			$158,507,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $5,965,000 U.S. Treasury Bond, 6.25%, due 8/15/2023 with a market value of $6,842,440.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—Insuredby Federal Home Loan Mortgage Corp.
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
MBIA-IBC	—Insuredby Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
SPA	—Stand-byPurchase Agreement
XLCA	—Insuredby XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$154,998,630
Gross unrealized gain	3,277,999
Gross unrealized loss	(562,527)
Net unrealized security gain	$2,715,472

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 98.7%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$ 528,960
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
500,000	6.13	11/15/2009	540,920

			1,069,880

Missouri – 94.6%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	542,378
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
650,000	4.00	03/01/2017	635,713
675,000	4.00	03/01/2018	649,411
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
250,000	5.25	11/01/2015	269,925
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.00	03/01/2018	1,060,050
1,250,000	5.00	03/01/2019	1,321,362
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	330,393
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.25	03/01/2017	546,685
1,000,000	4.00	03/01/2020	950,890
1,000,000	5.25	03/01/2021	1,068,990
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,030,000	5.25	06/01/2011	1,079,049
1,000,000	5.25	06/01/2013	1,054,420
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
335,000	4.50	10/01/2006	334,843
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
810,000	5.00	08/01/2007	820,587
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)
140,000	5.00	08/01/2007	141,830
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)
40,000	5.00	05/15/2009	40,860
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.60	03/01/2013	870,259
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,039,880
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,039,880
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	770,340
900,000	5.00	03/01/2015	936,900
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.00	03/01/2021	725,511

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
$ 650,000	5.00%	03/01/2022	$ 676,650
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
500,000	5.00	12/01/2012	513,325
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
320,000	4.70	10/01/2008	326,506
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.70	10/01/2010	233,958
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	347,708
560,000	5.00	08/01/2012	594,182
485,000	5.00	08/01/2015	510,623
500,000	5.00	08/01/2016	524,515
450,000	5.00	08/01/2017	470,115
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.00	03/01/2019	1,142,284
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	742,035
935,000	5.00	03/01/2018	989,071
945,000	5.00	03/01/2019	996,862
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	416,867
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	551,923
1,050,000	5.25	03/01/2019	1,114,459
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,396,669
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
850,000	5.85	03/01/2009	899,232
Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,273,062
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
600,000	5.00	03/01/2013	639,024
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,321,333
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)(a)
325,000	5.25	11/01/2008	338,657
340,000	5.35	11/01/2008	355,011
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.00	12/01/2020	525,080
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,145,628
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (AA+/NR)
200,000	5.00	10/01/2006	200,162
325,000	5.00	10/01/2007	326,726

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
$ 300,000	5.00%	10/01/2008	$ 302,166
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,168,460
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,077,910
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,039,880
2,000,000	5.00	03/01/2019	2,072,720
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	549,456
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	344,114
300,000	5.70	06/01/2010	320,442
380,000	5.75	06/01/2010	406,562
400,000	5.80	06/01/2010	428,668
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	627,894
Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
1,500,000	5.00	09/01/2009	1,547,370
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AAA/Aaa)
1,000,000	5.00	12/01/2015	1,069,120
Kansas City MO Metropolitan Community Colleges Building Corporation Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.50	07/01/2011	1,075,010
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	308,463
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.75	12/01/2017	1,756,276
1,735,000	5.80	12/01/2018	1,861,429
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	889,550
1,035,000	5.00	12/01/2019	1,076,100
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)(a)
15,000	6.25	12/01/2006	15,402
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	283,473
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,420,320
1,000,000	5.25	07/01/2012	1,062,070
1,135,000	5.25	07/01/2015	1,205,449
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	499,901

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$ 1,000,000	5.00%	03/01/2024	$1,041,000
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,075,190
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,504,188
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.50	02/15/2010	502,585
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,566,435
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.05	06/01/2009	413,916
500,000	5.13	06/01/2009	518,395
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)
700,000	5.75	04/01/2012	732,214
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,491,218
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	317,070
1,240,000	5.00	04/01/2021	1,284,392
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.20	03/01/2010	553,325
1,035,000	5.30	03/01/2010	1,083,976
680,000	5.60	03/01/2010	718,930
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	467,254
1,500,000	6.00	04/01/2022	1,574,925
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Energy Efficiency Master Trust) (NR/Aa2)
330,000	4.00	09/15/2013	332,637
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	440,266
450,000	5.55	04/01/2010	465,003
80,000	5.75	04/01/2019	83,496
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	174,311
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	220,250
535,000	5.20	07/01/2012	562,761
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,866,809
2,130,000	5.13	01/01/2018	2,256,841

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
$ 725,000	5.00%	01/01/2022	$ 755,211
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)(a)
170,000	5.13	01/01/2007	174,354
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	768,906
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.25	12/01/2008	284,834
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	162,255
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,811,114
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.75	05/15/2012	2,294,660
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.85	01/01/2010	1,065,960
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	286,829
35,000	5.25	05/15/2018	35,681
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.00	08/15/2008	932,270
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.00	02/15/2014	520,251
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.25	12/01/2010	773,157
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.25	10/01/2010	1,750,235
1,000,000	5.50	10/01/2012	1,083,410
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,021,930
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,705,275
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	260,738
2,000,000	5.00	11/15/2014	2,126,660
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	523,175
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aa1)
2,000,000	5.50	06/15/2011	2,151,520
1,000,000	5.00	02/15/2017	1,056,130
1,545,000	5.00	02/15/2020	1,622,667
120,000	4.75	11/15/2037	120,269

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)
$ 875,000	5.50%	02/01/2009	$ 911,566
450,000	5.00	02/01/2015	470,228
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
590,000	4.50	12/01/2008	595,422
740,000	4.65	12/01/2009	752,040
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
70,000	5.80	09/01/2011	70,286
70,000	5.90	09/01/2012	70,329
75,000	6.00	09/01/2013	75,380
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
20,000	5.50	03/01/2007	20,025
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	4.75	03/01/2007	49,912
50,000	5.20	03/01/2008	50,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
45,000	4.90	09/01/2007	45,031
45,000	5.00	03/01/2008	45,113
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
60,000	5.00	03/01/2012	61,180
60,000	5.00	09/01/2012	61,180
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
25,000	4.90	03/01/2007	25,011
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.25	08/15/2012	2,149,440
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	323,790
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	529,715
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,059,280
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	530,471
1,180,000	5.13	12/01/2012	1,210,479
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.75	04/01/2015	1,038,090
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,043,950
1,000,000	5.00	11/15/2019	1,039,510
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
500,000	5.00	03/01/2025	519,775
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	2,992,817

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
$1,000,000	5.00%	02/01/2022	$ 1,036,900
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)
220,000	4.75	12/01/2008	224,554
250,000	5.30	12/01/2010	264,105
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.90	03/01/2016	765,397
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	749,513
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.00	02/01/2022	2,844,440
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.70	07/01/2027	190,518
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	1,004,026
Riverside-Quindaro Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
720,000	5.50	03/01/2015	780,869
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.50	03/01/2014	486,405
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	505,220
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	410,824
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.00	12/01/2018	1,060,370
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	640,665
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,685,000	5.00	02/15/2017	2,878,105
St. Charles MO Certificates of Participation Series B (NR/A2)
450,000	5.00	05/01/2009	455,949
425,000	5.00	05/01/2010	431,341
500,000	5.50	05/01/2018	528,475
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.25	06/01/2019	368,316
735,000	5.20	06/01/2024	765,627
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.40	05/15/2011	304,143
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.20	07/01/2007	506,195
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	1,968,563

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Airport Development Program) Series A (MBIA) (AAA/Aaa)(a)
$ 525,000	5.63%	07/01/2011	$ 567,782
St. Louis MO Airport Revenue Bonds (Prerefunded) Airport Development Program Series A (ETM) (MBIA) (AAA/Aaa)
615,000	5.00	07/01/2011	648,044
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
300,000	5.50	04/01/2008	308,556
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)
3,000,000	5.13	08/15/2009	3,118,050
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (City Justice Center) Series A (AMBAC) (NR/Aaa)(a)
1,000,000	6.25	02/15/2010	1,090,070
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	748,769
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	423,316
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,219,296
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,043,108
1,330,000	7.20	01/01/2009	1,431,599
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	855,792
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.25	03/01/2012	294,437
Taney County MO Reorganized School District No R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.00	03/01/2018	1,147,509
1,050,000	5.00	03/01/2021	1,089,858
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,058,230
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	402,086
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,079,430

			155,181,378

Puerto Rico – 3.4%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa3)
1,000,000	5.25	07/01/2014	1,055,630
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (MBIA) (AAA/Aaa)
1,200,000	5.50	07/01/2019	1,342,752
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/AAA)
555,000	5.00	07/01/2022	596,753

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
$ 2,455,000	5.50%	08/01/2009	$2,601,883

			5,597,018

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$161,848,276

Repurchase Agreement(b) – 0.2%
State Street Bank & Trust Co.
$ 306,000	4.77%	08/01/2006	$306,000
Maturity Value: $306,041

TOTAL INVESTMENTS – 98.9%			$162,154,276
Other assets in excess of liabilities – 1.1%			1,831,636

Net Assets – 100.0%			$163,985,912

The percentage shown for each investment category relects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $275,000 U.S. Treasury Bond, 6.25% due 8/15/2023 with a market value of $315,452.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insuredby American Municipal Bond Assurance Corp.
—TransferableCustodial Receipts
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance
XLCA	—Insuredby XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$159,533,586
Gross unrealized gain	3,469,158
Gross unrealized loss	(848,468)
Net unrealized security gain	$2,620,690

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 96.8%
Kansas – 91.4%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
$ 1,000,000	4.75%	08/01/2017	$ 1,029,950
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	421,218
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.60	09/01/2009	558,494
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	461,116
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.90	12/01/2011	322,347
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.60	10/01/2009	526,695
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,531,446
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,059,940
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	529,630
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.00	04/01/2013	768,817
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/AA-1)
1,000,000	5.00	09/01/2021	1,047,400
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	576,920
1,770,000	5.00	10/01/2018	1,856,907
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
85,000	5.00	10/01/2006	85,179
415,000	4.50	10/01/2012	426,035
1,000,000	5.13	10/01/2016	1,048,650
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	558,970
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/AA-1)
400,000	4.40	10/01/2012	405,416
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	771,353
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	288,189
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.00	08/01/2007	506,435
Kansas Development Finance Authority (MBIA) (AAA/Aaa)
1,820,000	5.00	05/01/2013	1,933,186
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)(a)
645,000	6.50	10/01/2007	664,931

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)(a)
$ 800,000	5.25%	09/01/2009	$ 834,784
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AA+/Aa2)
760,000	6.13	09/01/2009	812,212
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)
500,000	5.50	09/01/2007	509,405
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AA+/Aa2)
300,000	5.50	09/01/2012	326,928
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)(a)
340,000	5.00	09/01/2010	355,660
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,341,272
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.00	10/01/2010	523,455
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.00	07/01/2014	357,140
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.00	04/01/2024	1,196,655
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	206,790
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	412,664
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	417,632
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.00	08/01/2013	480,614
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.00	08/01/2017	1,678,864
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (MBIA) (AAA/Aaa)(a)
20,000	4.00	10/01/2011	20,194
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.25	04/01/2008	589,111
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/AA-1)(a)
600,000	5.00	04/01/2008	612,330
990,000	5.25	04/01/2008	1,014,295
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.50	04/01/2012	764,375

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State Univerpsity Housing System-P) (AMBAC) (AAA/Aaa)
$ 600,000	5.00%		06/01/2013	$ 631,200
630,000	5.00		06/01/2014	660,423
300,000	5.00		06/01/2016	313,380
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa2)
1,105,000	5.00		10/01/2021	1,167,289
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A-1)
1,015,000	5.00		06/01/2017	1,061,051
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00		11/01/2009	991,682
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
1,100,000	6.00	(a)	11/01/2010	1,195,315
280,000	5.50		05/01/2017	313,513
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
350,000	5.75		07/01/2009	368,925
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.25		07/01/2010	570,207
1,000,000	5.38		07/01/2014	1,052,650
700,000	5.38		07/01/2015	738,129
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.00		09/01/2020	157,818
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00		08/01/2008	808,960
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40		10/01/2013	508,005
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50		09/01/2010	529,680
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.15		12/01/2009	1,071,460
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50		09/01/2011	645,534
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.85		05/01/2010	752,064
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.50		09/01/2016	246,141
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.50		09/01/2016	74,713
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
670,000	5.25	(a)	09/01/2012	721,134
680,000	5.25		09/01/2014	725,057
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
5,000	5.00		06/01/2013	5,028

Principal Amount	Interest Rate		Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
$ 130,000	5.80%		06/01/2017	$ 130,846
Sedgwick County KS GO Bonds Series A (AA+/AA-1)
455,000	4.15		08/01/2010	461,188
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.25		09/01/2010	525,975
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50		10/01/2009	525,525
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A-1)
300,000	4.90	(a)	09/01/2008	306,765
490,000	5.00		09/01/2008	501,726
250,000	5.25		09/01/2009	259,618
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00		02/01/2014	1,047,380
500,000	5.00		02/01/2018	521,935
Shawnee KS Industrial Revenue Bonds (Shawnee Village Association) (LOC) (AA-/A-1+/NR)(b)
500,000	3.44		12/01/2009	500,000
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.00		08/15/2016	98,536
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50		08/01/2010	588,521
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50		09/01/2011	211,022
1,000,000	6.00		09/01/2014	1,087,250
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00		04/01/2011	1,041,680
1,285,000	5.00		04/01/2014	1,351,357
Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00		09/01/2009	250,055
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30		09/01/2010	462,649
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75		11/15/2014	1,649,505
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40		09/01/2011	611,118
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)
565,000	5.38	(a)	09/01/2010	598,962
215,000	6.38		09/01/2011	240,445
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
1,595,000	5.00		09/01/2021	1,673,235
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
85,000	6.38		09/01/2011	94,852
220,000	5.38		09/01/2015	231,862
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.00		09/01/2012	169,259

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
$ 625,000	5.25%	09/01/2016	$ 679,519
1,000,000	5.25	09/01/2020	1,096,180

			62,059,927

Puerto Rico – 5.4%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	529,107
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.50	07/01/2015	471,368
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa3)
500,000	6.25	07/01/2013	556,475
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,067,940
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	529,915
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	529,915

			3,684,720

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$65,744,647

Repurchase Agreement(c) – 1.9%
State Street Bank & Trust Co.
$ 1,282,000	4.77%	08/01/2006	$1,282,000
Maturity Value: $1,282,170

TOTAL INVESTMENTS – 98.7%			$67,026,647
Other assets in excess of liabilities – 1.3%			878,986

Net Assets – 100.0%			$67,905,633

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.
(c)	Repurchase agreement was entered into on July 31, 2006. This agreement was fully collateralized by $1,140,000 U.S. Treasury Bond, 6.25% due 08/15/2023 with a market value of $1,307,692.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insuredby Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$66,353,120
Gross unrealized gain	1,118,666
Gross unrealized loss	(445,139)
Net unrealized security gain	$673,527

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 3a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and treasurer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry E Franklin
Larry E Franklin
President

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry E Franklin
Larry E Franklin
President

Date September 29, 2006

By	/s/ Charles Rizzo
Charles Rizzo
Treasurer

Date September 29, 2006